PREFERRED STOCK	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
PREFERRED STOCK

NOTE 7 – PREFERRED STOCK

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $0.001.

Series A Preferred Stock

The Company is authorized to issue 10,000,000 shares of Series A preferred stock, par value $0.001. On October 14, 2019, the Company issued 10,000,000 shares of the Series A preferred stock to Custodian Ventures LLC, a company controlled by David Lazar, the Company’s former Chief Executive Officer for forgiveness of related party debt totaling $10,000. Subsequently, in private transactions, the 10,000,000 shares of Series A Preferred were transferred. On August 16, 2022, Wilhelm Cashen, the Company’s former Chief Executive Officer, returned his 5,000,000 Series A preferred stock to the Company’s treasury.

On January 24, 2023, the Company issued 5,000,000 shares of its Series A Preferred Stock to Mr. Owens, valued at $82,500 for patents specified in Note 5.

As of October 31, 2023 and 2022, the Company had 10,000,000 and 5,000,000 shares of Series A preferred stock issued and outstanding, respectively.